Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenue	$ 569,946	$ 409,049	$ 245,274
Percentage of revenue	100.00%	100.00%	100.00%
Service fees
Concentration Risk [Line Items]
Revenue	$ 262,255	$ 181,887	$ 96,659
Percentage of revenue	46.00%	44.00%	39.00%
Fulfillment services
Concentration Risk [Line Items]
Revenue	$ 307,692	$ 227,162	$ 148,615
Percentage of revenue	54.00%	56.00%	61.00%